AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 23, 2002

                                               SECURITIES ACT FILE NO. 333-88788
                                       INVESTMENT COMPANY ACT FILE NO. 811-21102
=========================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-2

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933             [X]
                        PRE-EFFECTIVE AMENDMENT NO. 4           [X]
                       POST-EFFECTIVE AMENDMENT NO. __          [ ]
                                     AND/OR
                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940         [X]
                               AMENDMENT NO. 4                  [X]
                        (Check Appropriate Box or Boxes)
                                ----------------


                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
               (Exact Name of Registrant As Specified in Charter )

                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: 1(800) Hyperion
                                ----------------
                           CLIFFORD E. LAI, PRESIDENT
                THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.
                   ONE LIBERTY PLAZA, 165 BROADWAY, 36th FLOOR
                             NEW YORK, NY 10006-1404
                     (Name and Address of Agent for Service)
                                ----------------
                                 With copies to:

DAVID C. MAHAFFEY                                THOMAS A. DECAPO
SULLIVAN & WORCESTER LLP               SKADDEN, ARPS, SLATE, MEAGHER, & FLOM LLP
1666 K STREET, N.W.                                   ONE BEACON STREET
WASHINGTON, D.C.  20006                        BOSTON, MA  02108
                                                  ----------------




                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement.

         If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

         This form is filed to register additional securities for an offering pursuant to Rule 486(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the offering is [ ]

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

========================================================================


                                                                   PROPOSED                    PROPOSED
                                       PROPOSED            MAXIMUM OFFERING PRICE              MAXIMUM                  AMOUNT OF
        TITLE OF SECURITIES          AMOUNT BEING              PER SHARE (*)                  AGGREGATE               REGISTRATION
         BEING REGISTERED             REGISTERED                                         OFFERING PRICE (*)                FEE

Common Shares, $.01 Par Value
          .............              9,200,000 shares                $15.00                   $138,000,000              $12,696**


========================================================================
(*) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457.
(**)     Previously paid.

         THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE SECURITIES AND EXCHANGE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

          Information  to be included  in Part A: The  Prospectus  contained  in
     Pre-Effective   Amendment   No.  3  to  this   Registration   Statement  is
     incorporated by reference herein.

          Information to be included in Part B: The Statement of Additional Information contained in Pre-Effective Amendment No. 3 to this Registration Statement is incorporated by reference herein.

         Information to be included in Part C is set forth under the appropriate item, so numbered in Part C to this Registration Statement.

                           PART C -- OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(1) FINANCIAL STATEMENTS - The Statement of Assets and Liabilities as of July 10, 2002 and the supporting notes have been included in the Registration Statement.

     Statements, schedules and historical information other than listed above have been omitted since they are either not applicable, or not required or the required information is shown in the financial statements or notes thereto.

(2)      EXHIBITS

         (A)      (1)      Articles of Incorporation of The Hyperion Strategic
                           Mortgage Income Fund, Inc. dated May 17, 2002.*
                  (2)      Certificate of Correction to Articles of
                           Incorporation dated May 22, 2002.**
         (B)      By-laws.*
         (C)      Not applicable
         (D)      (1)      Stock Certificate***
                  (2)      Seed Capital Agreement***
         (E)      Terms and Conditions of Dividend Reinvestment Plan.**
         (F)      Not applicable
         (G)      (1)      Form of Advisory Agreement between Registrant and
                           Hyperion Capital Management, Inc.***
                  (2)      Form of Sub-Advisory Agreement between Hyperion
                           Capital Management, Inc. and Lend Lease Hyperion
                           Capital Advisers, L.L.C.***
         (H)      (1)       Underwriting Agreement****
                  (2)       Master Agreement Among Underwriters***
                  (3)       Selected Dealer Agreement***
         (I)      Not applicable
         (J) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company***
         (k)      (1)      Form of Registrar and Transfer Agent Agreement
                           between Registrant and American Stock Transfer &
                           Trust Company***
                  (2)      Form of Administration Agreement between Registrant
                           and Hyperion Capital Management, Inc.***
                  (3)      Form of Subadministration Agreement between Hyperion
                           Capital Management, Inc. and State Street Bank and
                           Trust Company***
         (L)      (1)      Opinion and consent of Sullivan & Worcester LLP****
                  (2)      Opinion and consent of Piper Rudnick LLP****
         (M)      Not applicable
         (N)      (1)      Consent of PricewaterhouseCoopers LLP***
                  (2)      Consent of PricewaterhouseCoopers LLP
         (O)      Not applicable
         (P)      Not applicable
         (Q)      Not applicable
         (R)      (1) Code of Ethics for The Hyperion Strategic Mortgage Income
                      Fund, Inc.**
                  (2) Code of Ethics for Hyperion Capital Management, Inc.**
                  (3) Code of Ethics for Lend Lease Hyperion Capital Advisors,
                      LLC.**

* Filed with Registrant's Registration Statement on Form N-2 on May 22, 2002 (File No. 333-88788).
** Filed with Registrant's Pre-Effective Amendment No. 1 to its Registration
   Statement on Form N-2 on June 20, 2002.
*** Filed with Registrant's Pre-Effective Amendment No. 2 to its Registration
    Statement on Form N-2 on July 18, 2002.
****Filed with Registrant's Pre-Effective Amendment No. 3 to its Registration
    Statement on Form N-2 on July 23, 2002.

ITEM 25.   MARKETING ARRANGEMENTS

         See Exhibit (H) of Item 24(2) of this Registration Statement.

ITEM 26.   OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

         The following table sets forth the expenses to be incurred in connection with the issuance and distribution of securities described in this Registration Statement:

Registration fees                                              $     5,520
National Association of Securities Dealers, Inc. fee           $     8,000
New York Stock Exchange listing fee                            $    35,000
Printing (other than stock certificates)                       $   200,000
Accounting fees and expenses                                   $     7,000
Legal fees and expenses                                        $   122,000
Underwriter expense reimbursement                              $   125,000
Miscellaneous                                                  $    20,000
                                                               -----------
Total                                                          $   522,520
                                                               ===========

ITEM 27.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None.

ITEM 28.   NUMBER OF HOLDERS OF SECURITIES (as of July 15, 2002)


TITLE OF CLASS                                       NUMBER OF RECORD HOLDERS
--------------                                            -------------
Common Stock                                                   1


ITEM 29.  INDEMNIFICATION

         Under Registrant's Articles of Incorporation and By-Laws, the directors and officers of Registrant will be indemnified to the fullest extent allowed and in the manner provided by Maryland law and applicable provisions of the Investment Company Act of 1940, including advancing of expenses incurred in connection therewith. Indemnification shall not be provided to any officer or director against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article 2, Section 405.2 of the Maryland General Corporation Law provides that the Charter of a Maryland Corporation may expand or limit the extent to which directors or officers may be personally liable to the Corporation or its shareholders for money damages in certain instances. The Registrant's Articles of Incorporation provide that, to the fullest extent permitted by Maryland law, as it may be amended or interpreted from time to time, no director or officer of the Registrant shall be personally liable to the Registrant or its shareholders for money damages. The Registrant's Articles of Incorporation also provide that no amendment of the Registrant's Articles of Incorporation or repeal of any of its provisions shall limit or eliminate any of the benefits provided to directors and officers in respect of any act or omission that occurred prior to such amendment or repeal.

         The Underwriting Agreement filed in response to Item 24 (2)(h) contains provisions requiring indemnification of the Registrant's underwriters by the Registrant.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of the business of Hyperion Capital Management, Inc. and Lend Lease Hyperion Capital Advisers, L.L.C. is set forth under the caption "MANAGEMENT OF THE FUND" in the Prospectus and "THE ADVISER, SUBADVISER AND ADMINISTRATOR" in the Statement of Additional Information forming part of this Registration Statement.

         The information as to the Directors and officers of Hyperion Capital Management, Inc. set forth in Hyperion Capital Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on July 9, 2002 (File No. 801-34605) and as amended through the date hereof is incorporated herein by reference. The information as to the Directors and officers of Lend Lease Hyperion Capital Advisers, L.L.C. set forth in Lend Lease Hyperion Capital Adviser's L.L.C. Form ADV filed with the Securities and Exchange Commission on July 17, 2002 (File No. 801-49350) and as amended through the date hereof is incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Registrant:                The Hyperion Strategic Mortgage Income Fund, Inc.
                           One Liberty Plaza, 165 Broadway, 36th Floor
                           New York, New York   10006-1404

Investment Adviser:        Hyperion Capital Management, Inc.
                           One Liberty Plaza, 165 Broadway, 36th Floor
                           New York, New York   10006-1404

Investment                 Lend Lease Hyperion Capital Advisers, L.L.C.
Subadviser:                One Liberty Plaza, 165 Broadway, 36th Floor
                           New York, New York   10006-1404

Transfer Agent for         American Stock Transfer & Trust Company, Inc.
Common Stock:              6201 15th Avenue
                           Brooklyn, New York  11219

Custodian and Fund         State Street Bank and Trust Company
Accounting Agent:          Two Avenue de Lafayette
                           Boston, Massachusetts  02105

ITEM 32.   MANAGEMENT SERVICES

Not applicable.

ITEM 33.   UNDERTAKINGS

(a) Registrant undertakes to suspend the offering of its shares until it amends its Prospectus if:

     (1) subsequent to the effective date of this Registration Statement, the net asset value per share declines more than 10% from its net asset value per share as of the effective date of the Registration Statement; or

     (2) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.


(b)  Registrant hereby undertakes:

     (1) that for purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this Registration Statement as of the time it was declared effective.

     (2) that for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     (3) that for the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     (4) to supplement the prospectus, after the expiration of the subscription period, to set forth the results of the subscription offer, the transactions by underwriters during the subscription period, the amount of unsubscribed securities to be purchased by underwriters, and the terms of any subsequent reoffering thereof. Further, if any public offering by the underwriters of the securities registered herein is to be made on terms differing from those set forth on the cover page of the prospectus included in this Registration Statement, the Registrant shall undertake to file a post-effective amendment to set forth the terms of such offering.

     (5) to send by first class mail or by other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 23rd day of July, 2002.

                               THE HYPERION STRATEGIC MORTGAGE INCOME FUND, INC.

                                   By: /s/ CLIFFORD E. LAI
                                      ------------------------------------------
                                       CLIFFORD E. LAI
                                       President

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 4 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


         SIGNATURE                                   TITLE                              DATE
         ---------                                   -----                              ----

/s/ CLIFFORD E. LAI                         President (Principal Executive
------------------------------------
CLIFFORD E. LAI                             Officer)                                  July 23, 2002

/s/ LEWIS S. RANIERI**                      Chairman and Director                     July 23, 2002
------------------------------------
LEWIS S. RANIERI

/s/ ROBERT F. BIRCH**                       Director                                  July 23, 2002
------------------------------------
ROBERT F. BIRCH

/s/ RODMAN L. DRAKE**                       Director                                  July 23, 2002
------------------------------------
RODMAN L. DRAKE

/s/ HARRY E. PETERSEN, JR.**                Director                                  July 23, 2002
----------------------------
HARRY E. PETERSEN, JR.

/s/ LEO M. WALSH, JR.**                     Director                                  July 23, 2002
------------------------------------
LEO M. WALSH, JR.

/s/ JOHN H. DOLAN*                          Vice-President                            July 23, 2002
------------------------------------
JOHN H. DOLAN


/s/ PATRICIA A. SLOAN**                     Vice President                            July 23, 2002
------------------------------------
PATRICIA A. SLOAN


/s/ THOMAS F. DOODIAN*                      Treasurer (Principal Financial
------------------------------------        and Accounting Officer)                   July 23, 2002
THOMAS F. DOODIAN

/s/ JOSEPH TROPEANO*                        Secretary                                 July 23, 2002
------------------------------------
JOSEPH TROPEANO


* Signed pursuant to Power of Attorney in Registrant's Registration Statement on Form N-2 filed on May 22, 2002.
** Signed pursuant to Power of Attorney in Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-2 filed on June 20, 2002.

                                  EXHIBIT INDEX



Exhibit No.                     Description of Exhibit

(N)(2)                       Consent of PricewaterhouseCoopers LLP